Semiannual Report


SMALL-CAP
VALUE FUND


-------------
June 30, 1997
-------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
Small-Cap Value Fund

 . Led by large-cap stocks, the market advanced strongly during the first half, with most gains occurring in the second quarter.

 . The fund's strong return for the six-month period exceeded the Russell 2000 and also its Lipper peer group index.

 . Drawing on our proprietary research, we established new positions in several companies, including Fabri-Centers of America and North Face. We sold a major contributor, Keane, because its market cap grew beyond the fund's range.

 . Mergers and acquisitions continued to benefit the portfolio, as several holdings were acquired.

 . The market's pace seems unlikely to be sustained, but small-cap stocks could be poised for better relative performance.

Fellow Shareholders


In a continuation of a multiyear trend, the stock market enjoyed a powerful rally during the first half of 1997. Large companies led the way with returns nearly double those of smaller companies. Virtually all gains occurred in the second quarter as the economy's more moderate pace convinced investors that the Federal Reserve would not soon raise interest rates again.

Your fund rose 11.25%, slightly ahead of the small-cap Russell 2000 Index and outstripping the Lipper Small Cap Fund Index, but well behind the 20.61% return of the unmanaged Standard & Poor's 500 Stock Index. The fund's 12-month return of 23.33% was nearly as good as that of the 12 months ending June 30, 1996 (24.99%), marking the ninth consecutive "June year" of positive returns since the fund's beginning in June 1988. (See additional performance information on page 6.)

-----------------------
Performance Comparison
-----------------------------------------------------

Periods Ended 6/30/97           6 Months    12 Months
-----------------------------------------------------
Small-Cap Value Fund              11.25%      23.33%
 .....................................................
S&P 500                           20.61       34.70
 .....................................................
Russell 2000 Index                10.20       16.33
 .....................................................
Lipper Small Cap Fund Index        6.04        6.35
 .....................................................

We want to point out a change in the benchmarks shown in the Performance Comparison table. We have swapped the Nasdaq Composite for the Lipper Small Cap Fund Index because the Nasdaq's average capitalization has far exceeded that of our fund. We feel the Lipper index, which includes the Small-Cap Value Fund as one of its components, is more representative of our market segment. The Russell 2000 is the standard market (as opposed to mutual fund) benchmark for small-caps, and we always show the S&P 500 to represent the overall stock market.

Market Environment

The year began on a far less optimistic note amid investor concerns about interest rates and corporate earnings. The S&P 500 struggled during the first quarter to post a 3% gain, but smaller stocks did far worse. The Russell 2000 lost over 5% in the quarter with emerging growth stocks the worst performers. At their trough in April, some technology stocks were down over 20% from the start of the year. Because of its focus on lower-risk value stocks, the Small-Cap Value Fund declined only about 1% during the quarter. Following signs that the Federal Reserve would postpone raising short-term interest rates again, the stock market began to surge in mid-April in one of the most relentless rallies seen in years. As I write this letter in mid-July, the S&P 500 and Russell 2000 indices have risen 25% and 20%, respectively, from their April lows.

What is behind record stock prices? Certainly the United States is enjoying a confluence of favorable economic factors: solid real economic growth, low inflation, record employment, and rising consumer confidence, all combined with an imposing strength internationally in both economic and political spheres. Demographics also play a part. Baby boomers are beginning to save in increasing numbers for retirement, and much of this saving has been dedicated to stocks. Corporations flush with cash continue to buy back their own stock, and merger mania is as robust as ever. The resulting demand for stocks has pushed up their prices, which are then justified by the favorable economic background.

Portfolio Activity

The Major Portfolio Changes table that follows this letter shows the 10 largest purchases and sales during the past six months. The five new names span a wide variety of industries. Golden Star Resources is a gold mining company headquartered in Denver with major land holdings in South America. Carbo Ceramics makes and distributes ceramic materials used to enhance oil and gas well production. Fabri-Centers of America is one of the country's largest fabric and craft retailers, while North Face makes and sells specialized outdoor apparel. Republic Group is a Kansas-based producer of recycled paperboard and gypsum wallboard. Each of these companies met our strict criteria when we first bought them: they had a small capitalization (share price times number of shares outstanding); were undervalued; and possessed a catalyst to spur realization of their value. Apropos of our discussion elsewhere in this letter about Wall Street interest, these companies are followed by an average of only three analysts, one reason we believe they are undervalued.

Among the sales, it is worth noting that Sinter Metals, ERO, and TPC were all sold because they were taken over by other companies. Even with the stock market at record levels, we continue to find values among small companies that prove quite attractive to larger acquirers. We also want to highlight Keane, a splendid company whose stock made the fund many multiples of its cost. We finally sold Keane this year when its market capitalization soared well past $1 billion. Our thanks go to John Keane and his management team for their stewardship over our six-year holding period.

------------------------------------------------------
Why We Do Our Own Research
--------------------------------------------------------------------------------

I was asked recently why we felt it necessary to devote so much analytical time and effort researching companies when "the market is efficient." The questioner referred to the academic hypothesis that stock prices efficiently reflect all the information available on a company, making it theoretically impossible to gain an edge by acquiring and analyzing more information.

In looking at the entire stock market, it is hard to deny that stock prices quickly and efficiently change to reflect new information, such as an earnings report or a Federal Reserve pronouncement. But what happens if the information is not widely known? When Microsoft announces a major new product, the press disseminates the news widely, legions of Wall Street analysts assess the product's possible impact on revenues and earnings, and tens of thousands of investors vote with their wallets. But when Analogic (the fund's fifth-largest holding) introduced a powerful new medical imaging system, the news was heard as loudly as the proverbial tree falling in the woods.

Merrill Lynch studied the relationship between a company's market value and the number of Wall Street analysts carrying earnings estimates on the company. On average, large companies (with over $2.7 billion in market value) were covered by 22 analysts; small companies, such as those owned by the Small-Cap Value Fund, were covered by four analysts. In our experience, there are literally thousands of companies with no Wall Street analytical coverage, period.

In the case of Analogic, T. Rowe Price analysts studied the company's published reports, interviewed management, visited customer sites, and called competitors. We analyzed the mosaic of information thus developed and concluded that Analogic's revenues and earnings were likely to rise significantly over a three-year period. We felt the stock price reflected only what the company's results to date might justify, but gave no credit for what might come. In my view, the information was not widely known because the company enjoyed no Wall Street coverage or sponsorship. And without wide dissemination of the information, Analogic was "inefficiently" priced, in this case in the undervalued direction.

Analogic is one of several dozen examples I could cite that justify why T. Rowe Price invests so much in its analytical staff.

Outlook

How high can the market go? We are as amazed as most observers at the strength of the stock market's rally, at its duration (since 1990), and at current valuation levels. We are also puzzled that small-cap stocks -- while up substantially -- have lagged large stock returns for the past two years. We caution shareholders not to count on these returns during 1997's second half -- not because they are impossible, but because a repeat is improbable based on the past 70 years of stock market history. We are somewhat less cautious about the small-cap value sector, where we see attractive valuations particularly relative to those of large companies. Should the market retreat, we expect to invest our 10% cash reserves aggressively in a wide variety of inexpensive small stocks.

Respectfully submitted,

/s/ Preston G. Athey

Preston G. Athey
President and Chairman of the Investment Advisory Committee

July 17, 1997

----------------------
Portfolio Highlights
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Listed In Descending Order Of Size

6 Months Ended 6/30/97


Ten Largest Purchases                          Ten Largest Sales
--------------------------------------------------------------------------------
Golden Star Resources *                        Keane **
Carbo Ceramics *                               Sinter Metals **
Fabri-Centers of America *                     TPC **
Republic Group *                               ERO **
Nichols Research                               EZ Communications ***
American Radio Systems *                       Pacific Sunwear **
Giant Cement                                   American Radio Systems
North Face *                                   Farm Family Holdings **
LSI Industries                                 Stein Mart
Cell Genesys                                   Instron

   *  Position added
  **  Position eliminated
 ***  Acquired by another company

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------


----------------------
Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/97
--------------------------------------------------------------------------------
Suiza Foods                                                                1.6%
 ................................................................................
McGrath RentCorp                                                           1.6
 ................................................................................
Electro Rent                                                               1.5
 ................................................................................
Silicon Valley Bancshares                                                  1.5
 ................................................................................
Analogic                                                                   1.5
--------------------------------------------------------------------------------

Poe & Brown                                                                1.4
 ................................................................................
Community First Bankshares                                                 1.4
 ................................................................................
CSS Industries                                                             1.3
 ................................................................................
Hancock Fabrics                                                            1.2
 ................................................................................
UICI                                                                       1.1
--------------------------------------------------------------------------------

Commercial Federal                                                         1.1
 ................................................................................
CORT Business                                                              1.1
 ................................................................................
Furon                                                                      1.0
 ................................................................................
Columbus Realty Trust                                                      1.0
 ................................................................................
Grey Advertising                                                           1.0
--------------------------------------------------------------------------------

Seattle Filmworks                                                          1.0
 ................................................................................
PXRE                                                                       1.0
 ................................................................................
Unitog                                                                     1.0
 ................................................................................
Puerto Rican Cement                                                        0.9
 ................................................................................
Saga Communications                                                        0.9
--------------------------------------------------------------------------------

Analysts International                                                     0.9
 ................................................................................
Landauer                                                                   0.9
 ................................................................................
First Republic Bancorp                                                     0.9
 ................................................................................
Sun Communities                                                            0.8
 ................................................................................
TBC                                                                        0.8
--------------------------------------------------------------------------------

Total                                                                     28.4%

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------



----------------------
Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[LINE GRAPH APPEARS HERE]

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                            Index               Fund-Line           Fund-Area
6/30/88                    10,000                  10,000              10,000
6/89                       11,273                  10,775              10,775
6/90                       11,617                  11,870              11,870
6/91                       11,760                  12,369              12,369
6/92                       13,470                  14,317              14,317
6/93                       16,966                  18,259              18,259
6/94                       17,714                  19,739              19,739
6/95                       21,269                  23,106              23,106
6/96                       26,357                  28,879              28,879
6/97                       30,678                  35,616              35,616


------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate each year.

                                                               Since  Inception
Periods Ended 6/30/97            1 Year  3 Years  5 Years  Inception       Date
--------------------------------------------------------------------------------
Small-Cap Value Fund             23.33%   21.74%   19.99%     15.16%    6/30/88
 ................................................................................

Income return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------



                                6 Months       Year
                                  Ended        Ended
                                 6/30/97      12/31/96      12/31/95      12/31/94      12/31/93    12/31/92
NET ASSET VALUE
Beginning of period             $  19.56     $   16.53     $   13.40     $   14.68     $   12.28      $10.37
                               ................................................................................
Investment activities
  Net investment income             0.09          0.22          0.18          0.13          0.12        0.11
  Net realized and
  unrealized gain (loss)            2.11          3.84          3.74         (0.35)         2.73        2.05
                               ................................................................................
  Total from
  investment activities             2.20          4.06          3.92         (0.22)         2.85        2.16
                               ................................................................................
Distributions
  Net investment income                -         (0.23)        (0.18)        (0.14)        (0.10)      (0.10)
  Net realized gain                    -         (0.80)        (0.61)        (0.92)        (0.35)      (0.15)
                               ................................................................................
  Total distributions                  -         (1.03)        (0.79)        (1.06)        (0.45)      (0.25)

NET ASSET VALUE
End of period                   $  21.76     $   19.56     $   16.53     $   13.40     $   14.68      $12.28
                               --------------------------------------------------------------------------------


Ratios/Supplemental Data

Total return                       11.25%        24.61%        29.29%       (1.38)%        23.30%      20.87%
 ...............................................................................................................
Ratio of expenses to
average net assets                  0.89%+        0.94%         0.98%         0.97%         1.05%       1.25%
 ...............................................................................................................
Ratio of net investment
income to average
net assets                          0.92%+        1.28%         1.59%         0.93%         0.91%       0.98%
 ...............................................................................................................
Portfolio turnover rate             14.0%+        15.2%         18.1%         21.4%         11.8%       12.1%
 ...............................................................................................................
Average commission
rate paid                       $  0.0425    $   0.0296             -             -             -           -
 ...............................................................................................................
Net assets, end of period
(in millions)                   $   1,658    $    1,410    $      936    $      408    $      452     $   264
 ...............................................................................................................



+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1997


------------------------
Portfolio of Investments                           Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Common Stocks & Warrants  86.0%

FINANCIAL  14.7%

Bank and Trust  6.2%

Commercial Federal                                    487,500      $    18,098
 ................................................................................
Community First Bankshares                            600,000           22,950
 ................................................................................
First Bell Bancorp +                                  550,000            9,075
 ................................................................................
First National Bank of Anchorage                        5,000            9,125
 ................................................................................
First Republic Bancorp +*                             639,400           14,866
 ................................................................................
Glacier Bancorp                                       198,000            3,589
 ................................................................................
Silicon Valley Bancshares +*                          545,000           24,661
 ................................................................................
                                                                       102,364
                                                                   .............
Insurance  6.3%

Financial Security Assurance                          150,000            5,841
 ................................................................................
Markel *                                               55,000            7,040
 ................................................................................
Medical Assurance *                                   261,320           10,616
 ................................................................................
NYMAGIC                                               500,000           10,312
 ................................................................................
Poe & Brown +                                         652,900           23,749
 ................................................................................
Presidential Life                                     400,000            7,763
 ................................................................................
PXRE                                                  546,700           16,811
 ................................................................................
SCPIE Holdings                                         37,000            1,029
 ................................................................................
Sphere Drake Holdings                                 300,000            2,569
 ................................................................................
UICI *                                                640,000           18,840
 ................................................................................
                                                                       104,570
                                                                   .............
Financial Services  2.2%

Allied Capital Commercial                             500,000           12,062
 ................................................................................
Allied Capital II                                     210,000            4,463
 ................................................................................
Allied Capital Lending                                140,000            2,083
 ................................................................................
Medallion Financial                                   280,000            5,302
 ................................................................................
Quick & Reilly                                        208,125            4,839
 ................................................................................
Sirrom Capital                                        250,000            8,625
 ................................................................................
                                                                        37,374
                                                                   .............
Total Financial                                                        244,308
                                                                   .............

CONSUMER NONDURABLES  10.2%

Beverages  0.1%

Chalone Wine Group *++                                175,000            1,990
 ................................................................................

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Chalone Wine Group, Warrants, 7/19/98 *++             142,857      $       469
 ................................................................................
                                                                         2,459
                                                                   .............
Food Processing  1.9%

Suiza Foods *                                         655,000           26,214
 ................................................................................
Sylvan +*                                             530,000            5,731
 ................................................................................
                                                                        31,945
                                                                   .............
Hospital Supplies/Hospital Management  2.1%

Allied Healthcare Products +*                         526,000            3,550
 ................................................................................
IGEN *                                                100,000              763
 ................................................................................
Landauer +                                            650,000           15,072
 ................................................................................
Lunar *                                               100,000            2,150
 ................................................................................
Owens & Minor                                         600,000            8,962
 ................................................................................
Safeguard Health +*                                   425,000            4,569
 ................................................................................
                                                                        35,066
                                                                   .............
Pharmaceuticals  0.8%

Bone Care International +*                            325,000            4,387
 ................................................................................
COR Therapeutics *                                    325,000            3,494
 ................................................................................
Immulogic Pharmaceuticals *                           200,000              625
 ................................................................................
Nexstar Pharmaceuticals *                              65,900              931
 ................................................................................
Quidel +*                                           1,200,000            3,825
 ................................................................................
                                                                        13,262
                                                                   .............
Biotechnology  0.3%
Cell Genesys +*                                       900,000            4,388
 ................................................................................
                                                                         4,388
                                                                   .............
Miscellaneous Consumer Products  5.0%
American Safety Razor *                               525,000            9,450
 ................................................................................
Applied Extrusion Technologies +*                     850,000           10,094
 ................................................................................
Boston Acoustics                                      220,000            5,253
 ................................................................................
BWAY +*                                               500,000           11,625
 ................................................................................
Chic by H.I.S. +*                                     650,000            4,306
 ................................................................................
Culp                                                  514,800            9,331
 ................................................................................
Fab Industries +                                      316,300            9,904
 ................................................................................
Horace Small Apparel ADR *                            200,000            1,325
 ................................................................................
Martin Industries                                     400,000            2,400
 ................................................................................
QuikSilver *                                           86,400            2,754
 ................................................................................
Rival +                                               800,000           11,450
 ................................................................................
Superior Surgical Mfg.                                400,000            4,700
 ................................................................................
                                                                        82,592
                                                                   .............
Total Consumer Nondurables                                             169,712
                                                                   .............

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------



                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

CONSUMER SERVICES  11.5%

General Merchandisers  0.3%

Fred's (Class A)                                     320,000       $     4,780
 ................................................................................
                                                                         4,780
                                                                   .............
Specialty Merchandisers  5.3%

BMC West *                                           400,000             4,850
 ................................................................................
CompuCom Systems *                                   400,000             2,800
 ................................................................................
CSS Industries +*                                    699,000            22,106
 ................................................................................
Designs *                                            400,000             1,900
 ................................................................................
Fabri-Centers of America (Class B) +*                473,700            11,073
 ................................................................................
Frederick's of Hollywood (Class A)                   102,600               609
 ................................................................................
Frederick's of Hollywood (Class B)                   265,000             1,573
 ................................................................................
Genovese Drug Stores (Class A)                       298,630             5,879
 ................................................................................
Hancock Fabrics +                                  1,450,000            19,938
 ................................................................................
Haverty Furniture +                                  450,000             5,681
 ................................................................................
S & K Famous Brands +*                               425,000             4,755
 ................................................................................
Stein Mart *                                         200,000             6,025
 ................................................................................
                                                                        87,189
                                                                   .............
Entertainment and Leisure  3.6%

Carmike Cinemas (Class A) *                          300,000             9,825
 ................................................................................
Consolidated Products *                              731,487            13,624
 ................................................................................
Fresh Choice +*                                      540,000             2,025
 ................................................................................
North Face *                                         200,000             3,625
 ................................................................................
Rare Hospitality International *                     305,000             3,765
 ................................................................................
Ruby Tuesday *                                       300,000             6,731
 ................................................................................
Seattle Filmworks +*                               1,425,000            16,833
 ................................................................................
Uno Restaurant *                                     527,800             3,728
 ................................................................................
                                                                        60,156
                                                                   .............
Media and Communications  2.3%

American Radio Systems (Class A) *                    50,000             1,994
 ................................................................................
Courier +                                            130,000             2,323
 ................................................................................
Grey Advertising                                      51,865            16,908
 ................................................................................
Price Communications *                               300,000             2,625
 ................................................................................
Saga Communications (Class A) *                      820,312            15,176
 ................................................................................
                                                                        39,026
                                                                   .............
Total Consumer Services                                                191,151
                                                                   .............

T. Rowe Price Small-Cap Value Fund
---------------------------------------------------------------------------


                                        Shares/Par                   Value
---------------------------------------------------------------------------
                                                              In thousands

CONSUMER CYCLICALS  8.2%

Automobiles and Related  1.7%

Littelfuse *                                90,000            $      2,520
 ...........................................................................
Myers Industries                           300,000                   5,062
 ...........................................................................
R & B *                                    352,000                   2,860
 ...........................................................................
Republic Automotive Parts +*               275,000                   3,919
 ...........................................................................
Republic Automotive Parts +*++              25,500                     327
 ...........................................................................
TBC +*                                   1,650,000                  14,025
 ...........................................................................
                                                                    28,713
                                                              .............
Building and Real Estate  5.1%

Columbus Realty Trust, REIT +              750,000                  17,063
 ...........................................................................
Glenborough Realty Trust, REIT             350,000                   8,838
 ...........................................................................
Innkeepers USA, REIT                       700,000                  10,500
 ...........................................................................
National Health Investors, REIT            300,000                  11,775
 ...........................................................................
Pacific Gulf Properties, REIT              250,000                   5,500
 ...........................................................................
Skyline, REIT                              335,000                   8,249
 ...........................................................................
Sun Communities, REIT                      418,600                  14,049
 ...........................................................................
United Dominion Realty Trust, REIT         570,000                   8,087
 ...........................................................................
                                                                    84,061
                                                              .............
Miscellaneous Consumer Durables  1.4%

Chromcraft Revington +*                    450,000                  12,881
 ...........................................................................
Ellett Brothers +                          300,000                   1,556
 ...........................................................................
Juno Lighting                              300,000                   4,838
 ...........................................................................
Stanley Furniture *                        175,000                   4,047
 ...........................................................................
                                                                    23,322
                                                              .............
Total Consumer Cyclicals                                           136,096
                                                              .............

TECHNOLOGY  6.7%

Electronic Components  2.5%

Analogic +                                 709,000                  24,328
 ...........................................................................
Badger Meter +                             122,000                   3,614
 ...........................................................................
PCD +*                                     300,000                   5,100
 ...........................................................................
Pioneer-Standard Electronics               217,100                   2,944
 ...........................................................................
Planar Systems +*                          560,000                   5,740
 ...........................................................................
                                                                    41,726
                                                              .............
Electronic Systems  0.2%

CEM +*                                     325,000                   2,803
 ...........................................................................

T. Rowe Price Small-Cap Value Fund
---------------------------------------------------------------------------


                                          Shares/Par              Value
---------------------------------------------------------------------------
                                                           In thousands

Instron                                       50,000          $     712
 ...........................................................................
                                                                  3,515
                                                              .............
Information Processing  0.6%

DH Technology +*                             575,000              9,272
 ...........................................................................
                                                                  9,272
                                                              .............

Telecommunications Equipment  0.4%

Mosaix *                                     375,000              5,156
 ...........................................................................
Syntellect +*                                700,000              1,838
 ...........................................................................
                                                                  6,994
                                                              .............
Aerospace and Defense  3.0%

COMARCO +*                                   294,400              5,612
 ...........................................................................
DONCASTERS ADR +*                            100,000              2,313
 ...........................................................................
Nichols Research *                           465,000              9,620
 ...........................................................................
Raven Industries +                           371,000              8,927
 ...........................................................................
Tech-Sym *                                   200,000              6,675
 ...........................................................................
TransTechnology                              219,000              4,982
 ...........................................................................
Woodward Governor                            330,000             11,921
 ...........................................................................
                                                                 50,050
                                                              .............
Total Technology                                                111,557
                                                              .............

CAPITAL EQUIPMENT  3.5%

Electrical Equipment  1.5%

Holophane +*                                 650,000             12,756
 ...........................................................................
LSI Industries                               312,500              4,160
 ...........................................................................
Thomas Industries                            250,000              7,188
 ...........................................................................
                                                                 24,104
                                                              .............
Machinery  1.8%

Alamo Group +                                600,000             12,487
 ...........................................................................
Farrel                                       268,000                921
 ...........................................................................
K-Tron +*                                    250,000              3,688
 ...........................................................................
Scotsman Industries                          300,000              8,550
 ...........................................................................
Versa Technologies +                         325,000              4,956
 ...........................................................................
                                                                 30,602
                                                              .............
Other Capital Equipment  0.2%

OmniQuip International *                     125,000              2,887
 ...........................................................................
                                                                  2,887
                                                              .............
Total Capital Equipment                                          57,593


T. Rowe Price Small-Cap Value Fund
---------------------------------------------------------------------------


                                        Shares/Par                  Value
---------------------------------------------------------------------------
                                                             In thousands

BUSINESS SERVICES AND
TRANSPORTATION  14.9%

Computer Service and Software  1.8%

Analysts International                     450,000            $    15,075
 ...........................................................................
State of the Art *                         370,000                  4,058
 ...........................................................................
Systems & Computer Technology *            225,000                  5,991
 ...........................................................................
VMARK Software +*                          650,000                  5,119
 ...........................................................................
                                                                   30,243
                                                              .............
Distribution Services  1.3%

Allou Health & Beauty *                    450,000                  3,150
 ...........................................................................
JP Foodservice *                           172,500                  4,948
 ...........................................................................
Richardson Electronics +                   550,000                  4,606
 ...........................................................................
Sullivan Dental Products                   250,000                  4,594
 ...........................................................................
VWR *                                      287,000                  4,628
 ...........................................................................
                                                                   21,926
                                                              .............
Environmental  0.8%

BHA Group (Class A) +                      520,300                  9,886
 ...........................................................................
EMCON +*                                   600,000                  2,250
 ...........................................................................
Fluor Daniel / GTI *                        58,651                    414
 ...........................................................................
TRC *                                      325,000                  1,300
 ...........................................................................
                                                                   13,850
                                                              .............
Transportation Services  2.0%

Builders Transport +*                      445,000                  1,182
 ...........................................................................
Frozen Food Express                        552,000                  4,795
 ...........................................................................
International Shipholding +                650,000                 11,091
 ...........................................................................
KLLM Transport *                            90,000                  1,103
 ...........................................................................
M.S. Carriers *                            200,000                  5,000
 ...........................................................................
Midwest Express Holdings *                 199,350                  5,457
 ...........................................................................
Transport Corp of America +*               358,500                  4,840
 ...........................................................................
                                                                   33,468
                                                              .............
Miscellaneous Business Services  9.0%

Aaron Rents (Class A)                       17,400                    209
 ...........................................................................
Aaron Rents (Class B)                      750,000                  9,891
 ...........................................................................
AMRESCO *                                  350,000                  7,547
 ...........................................................................
Business Resource Group +*                 380,000                  1,354
 ...........................................................................
CORT Business *                            600,000                 17,700
 ...........................................................................
Electro Rent +*                          1,000,000                 24,875
 ...........................................................................
Insituform Technologies (Class A) *        700,000                  4,331
 ...........................................................................
Leasing Solutions *                        320,000                  4,840
 ...........................................................................

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

                                             Shares/Par                    Value
--------------------------------------------------------------------------------
                                                                    In thousands
McGrath RentCorp +                            1,298,000             $     25,960
 ................................................................................
Mine Safety Appliances                          100,600                    6,212
 ................................................................................
MYR Group +                                     260,000                    4,680
 ................................................................................
Right Management Consultants +*                 500,000                    5,687
 ................................................................................
Sealright +                                     700,000                    8,312
 ................................................................................
Tab Products +                                  400,000                    3,950
 ................................................................................
UniFirst                                        340,000                    6,800
 ................................................................................
Unitog +                                        592,000                   15,910
 ................................................................................
                                                                         148,258
                                                                    ............
Total Business Services and Transportation                               247,745
                                                                    ............

ENERGY 3.2%

Energy Services 1.7%

Carbo Ceramics                                  471,700                   12,972
 ................................................................................
Newpark Resources *                             100,000                    3,375
 ................................................................................
Offshore Logistics *                            425,000                    8,128
 ................................................................................
Pitt-DesMoines                                   95,700                    3,110
 ................................................................................
                                                                          27,585
                                                                    ............
Exploration and Production 1.2%

Cross Timbers Oil                                20,000                      385
 ................................................................................
Devon Energy                                    130,800                    4,807
 ................................................................................
HS Resources *                                  750,000                   10,594
 ................................................................................
Ocean Energy *                                  100,000                    4,625
 ................................................................................
                                                                          20,411
                                                                    ............
Gas Transmission 0.3%

Atrion +                                        300,000                    4,650
 ................................................................................
                                                                           4,650
                                                                    ............
Total Energy                                                              52,646
                                                                    ............

PROCESS INDUSTRIES 6.1%

Diversified Chemicals 0.7%

Aceto +                                         400,000                    5,900
 ................................................................................
LeaRonal                                        200,000                    5,700
 ................................................................................
                                                                          11,600
                                                                    ............
Specialty Chemicals 2.7%

Furon +                                         550,000                   17,256
 ................................................................................
Hauser +*                                       600,000                    3,300
 ................................................................................

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

                                             Shares/Par                    Value
--------------------------------------------------------------------------------
                                                                    In thousands
Sybron Chemical +*                              450,000             $      8,775
 ................................................................................
Synalloy                                        279,000                    4,813
 ................................................................................
Tuscarora +                                     719,000                   11,055
 ................................................................................
                                                                          45,199
                                                                    ............
Paper and Paper Products 1.0%

Mosinee Paper                                   450,000                   10,940
 ................................................................................
Republic Group                                  270,900                    5,452
 ................................................................................
                                                                          16,392
                                                                    ............
Building and Construction 1.7%

Giant Cement +*                                 650,000                   12,066
 ................................................................................
Puerto Rican Cement +                           470,000                   15,304
 ................................................................................
                                                                          27,370
                                                                    ............
Total Process Industries                                                 100,561
                                                                    ............

BASIC MATERIALS 4.4%

Metals 2.1%

Cold Metal Products +*                          550,000                    3,094
 ................................................................................
Gibraltar Steel *                               428,700                    9,753
 ................................................................................
Lone Star Technologies *                        354,000                   10,133
 ................................................................................
Material Sciences *                             500,000                    7,719
 ................................................................................
Steel Technologies                              350,000                    3,719
 ................................................................................
                                                                          34,418
                                                                    ............
Mining 0.9%

Dayton Mining *                               1,700,000                    6,481
 ................................................................................
Golden Star Resources *                         600,000                    4,875
 ................................................................................
SAMAX Gold (144a) (CAD) *                       240,000                      999
 ................................................................................
TVX Gold *                                      300,000                    1,594
 ................................................................................
                                                                          13,949
                                                                    ............
Miscellaneous Materials 1.4%

Oil-Dri +                                       500,000                    8,031
 ................................................................................
Penn Virginia                                   211,600                   10,474
 ................................................................................
Synthetic Industries *                          237,000                    5,140
 ................................................................................
                                                                          23,645
                                                                    ............
Total Basic Materials                                                     72,012
                                                                    ............

INVESTMENT COMPANIES 0.5%

First Financial Fund                            429,690                    7,412
 ................................................................................
Total Investment Companies                                                 7,412
                                                                    ............


T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
MISCELLANEOUS 2.1%

Western Water *                                       335,200      $     4,525
 ................................................................................
Other Miscellaneous Common Stocks                                       30,777
 ................................................................................
Total Miscellaneous                                                     35,302
                                                                   .............

Total Common Stocks & Warrants (Cost $979,884)                       1,426,095
                                                                   .............
Preferred Stocks 0.3%

Prime Retail, Cum., 10.50%, Series A, REIT            180,000            4,590
 ................................................................................

Total Preferred Stocks (Cost $3,454)                                     4,590
                                                                   .............

Convertible Preferred Stocks 1.2%

Cross Timbers Oil, (Series A)                         344,400           10,719
 ................................................................................
Prime Retail, (Series B), REIT, 8.50%                 300,000            7,275
 ................................................................................
Western Water, (Series C)                               2,000            1,915
 ................................................................................
Miscellaneous Convertible Preferred Stocks                                 912
 ................................................................................

Total Convertible Preferred Stocks (Cost $14,499)                       20,821
                                                                   .............

Convertible Bonds 0.6%

Builders Transport, Deb.
    6.50%, 5/1/11 +*                              $ 1,158,000              457
    ............................................................................
    8.00%, 8/15/05 +*                               1,700,000              808
    ............................................................................
Glycomed, Sub. Deb., 7.50%, 1/1/03 *                2,000,000            1,750
 ................................................................................
Leasing Solutions, Sub. Notes, 6.875%, 10/1/03      2,000,000            1,648
 ................................................................................
Offshore Logistics, Sub. Notes, (144a), 6.00%,
    12/15/03                                        3,000,000            3,256
 ................................................................................
PerSeptive Biosystems, Sub. Notes, (144a)
    8.25%, 8/15/01                                  2,000,000            1,570
 ................................................................................
Richardson Electronics, 7.25%, 12/15/06 +             500,000              388
 ................................................................................

Total Convertible Bonds (Cost $10,196)                                   9,877
                                                                   .............

Corporate Bonds 0.1%

Owens & Minor, Sub. Notes, 10.875%, 6/1/06          2,000,000            2,230
 ................................................................................

Total Corporate Bonds (Cost $2,032)                                      2,230
                                                                   .............

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

                                                            Shares/Par           Value
--------------------------------------------------------------------------------------
                                                                          In thousands
Short-Term Investments 12.3%

Certificates of Deposit 4.2%

ABN AMRO, 5.81%, 8/29/97                                   $10,000,000        $ 10,003
 ......................................................................................
Bayerische Vereinsbank, (London), 5.63%, 8/5/97             10,000,000          10,000
 ......................................................................................
Caisse National De Credit Agricole, 5.63%, 8/11/97          10,000,000          10,000
 ......................................................................................
Creditanstalt Bankverien, 5.57%, 9/3/97                     10,000,000           9,999
 ......................................................................................
Deutsche Bank AG, 5.56%, 7/21/97                            10,000,000          10,000
 ......................................................................................
MBNA, 5.63%, 7/2/97                                         10,000,000          10,000
 ......................................................................................
Societe Generale, 5.92%, 9/17/97                            10,000,000          10,006
 ......................................................................................
                                                                                70,008
                                                                          ............
Commercial Paper 6.8%

Abbey National, 5.55%, 8/12/97                              10,000,000           9,935
 ......................................................................................
Caisse des Depots et Consignations, 4(2), 5.55%, 9/18/97    10,000,000           9,878
 ......................................................................................
Corporate Asset Funding, 4(2), 5.55%, 9/10/97               10,000,000           9,891
 ......................................................................................
Delaware Funding, 4(2), 5.56%, 7/15/97                      10,000,000           9,978
 ......................................................................................
Dover Funding, 4(2), 5.57%, 7/14/97                         10,000,000           9,980
 ......................................................................................
Ford Motor Credit Company, 5.57%, 7/18/97                   10,000,000           9,974
 ......................................................................................
International Lease Finance, 5.50%, 7/7/97                  10,000,000           9,991
 ......................................................................................
Merrill Lynch & Co., 5.57%, 8/20/97                         10,000,000           9,923
 ......................................................................................
New Center Asset Trust, 5.62%, 7/2/97                       10,000,000           9,998
 ......................................................................................
Westdeutsche Landesbank, 5.53%, 7/10/97                     10,000,000           9,986
 ......................................................................................
Investments in Commercial Paper through a Joint Account
   6.05 - 6.20%, 7/1/97                                     13,446,525          13,447
 ......................................................................................
                                                                               112,981
                                                                          ............
Medium-Term Notes 0.6%

Morgan Stanley Group, VR, 6.05%, 9/17/97                    10,000,000          10,023
 ......................................................................................
                                                                                10,023
                                                                          ............
Structured Investment Vehicles 0.6%

Short Term Card Account Trust, VR, (144a)
   5.71%, 1/15/98                                           10,000,000          10,000
 ......................................................................................
                                                                                10,000
                                                                          ............
U.S. Government Obligations 0.1%

U.S. Treasury Bills, 5.61%, 4/2/98                           1,000,000             957
 ......................................................................................
                                                                                   957
                                                                          ............
Total Short-Term Investments (Cost $203,969)                                   203,969
                                                                          ............

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------

                                                                                                    Value
---------------------------------------------------------------------------------------------------------
                                                                                             In thousands
Total Investments in Securities
100.5% of Net Assets (Cost $1,214,034)                                                       $  1,667,582

Futures Contracts
In thousands
                                                                 Contract      Unrealized
                                                  Expiration     Value         Gain (Loss)
                                                  ----------     ----------    -----------
Long, 150 Russell 2000 Stock Index
contracts, $1,000,000 of U.S. Treasury Bills
pledged as initial margin                         9/97           $   29,918    $       620

Net payments (receipts) of variation
margin to date                                                                        (477)
                                                                               ...........
Variation margin receivable
(payable) on open
futures contracts                                                                                     143

Other Assets Less Liabilities                                                                      (9,262)
                                                                                             ............
NET ASSETS                                                                                   $  1,658,463
                                                                                             ------------

   +  Affiliated company
   *  Non-income producing
  ++ Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 0.17% of net assets.
REIT  Real Estate Investment Trust
  VR  Variable rate
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.89% of net assets.
 CAD  Canadian dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1997

-----------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value

  Affiliated companies (cost $463,688)                             $   622,460

  Other companies (cost $750,346)                                    1,045,122
                                                                   .............
  Total investments in securities                                    1,667,582

Other assets                                                            10,009
                                                                   .............
Total assets                                                         1,677,591
                                                                   .............
Liabilities

Total liabilities                                                       19,128
                                                                   .............

NET ASSETS                                                         $ 1,658,463
                                                                   -------------
Net Assets Consist of:

Accumulated net investment income - net of distributions           $     6,901

Accumulated net realized gain/loss - net of distributions               65,666

Net unrealized gain (loss)                                             454,168

Paid-in-capital applicable to 76,230,904 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                      1,131,728
                                                                   .............

NET ASSETS                                                         $ 1,658,463
                                                                   -------------

NET ASSET VALUE PER SHARE                                          $     21.76
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Unaudited

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                        6 Months
                                                                           Ended
                                                                         6/30/97
Investment Income

Income
  Dividend (including $3,506 from affiliated companies)                 $  8,637
  Interest (including $10 from affiliated companies)                       4,870
                                                                        ........
  Total income                                                            13,507
                                                                        ........
Expenses
  Investment management                                                    5,023
  Shareholder servicing                                                    1,378
  Prospectus and shareholder reports                                          87
  Custody and accounting                                                      71
  Registration                                                                66
  Legal and audit                                                              8
  Directors                                                                    7
  Miscellaneous                                                                6
                                                                        ........
  Total expenses                                                           6,646
                                                                        ........
Net investment income                                                      6,861
                                                                        ........

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities (including $7,851 from affiliated companies)                 45,960
  Futures                                                                    592
  Foreign currency transactions                                              (42)
                                                                        ........
  Net realized gain (loss)                                                46,510
                                                                        ........
Change in net unrealized gain or loss
  Securities                                                             111,025
  Futures                                                                    563
  Other assets and liabilities
  denominated in foreign currencies                                            3
                                                                        ........
  Change in net unrealized gain or loss                                  111,591
                                                                        ........
Net realized and unrealized gain (loss)                                  158,101
                                                                        ........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                  $164,962
                                                                        --------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Unaudited

----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                         6 Months         Year
                                                            Ended        Ended
                                                          6/30/97     12/31/96
Increase (Decrease) in Net Assets

Operations
  Net investment income                                $    6,861   $   15,340
  Net realized gain (loss)                                 46,510       61,605
  Change in net unrealized gain or loss                   111,591      188,653
                                                       .........................
  Increase (decrease) in net assets from
  operations                                              164,962      265,598
                                                       .........................
Distributions to shareholders
  Net investment income                                         -      (15,749)
  Net realized gain                                             -      (54,759)
                                                       .........................
  Decrease in net assets from distributions                     -      (70,508)
                                                       .........................
Capital share transactions *
  Shares sold                                             231,472      467,160
  Distributions reinvested                                      -       67,615
  Shares redeemed                                        (147,849)    (256,974)
  Redemption fees received                                     49          513
                                                       .........................
  Increase (decrease) in net assets from capital
  share transactions                                       83,672      278,314
                                                       .........................
Net Assets

Increase (decrease) during period                         248,634      473,404
Beginning of period                                     1,409,829      936,425
                                                       .........................
End of period                                          $1,658,463   $1,409,829
                                                       -------------------------
*Share information
  Shares sold                                              11,575       26,142
  Distributions reinvested                                      -        3,482
  Shares redeemed                                          (7,418)     (14,216)
                                                       .........................
  Increase (decrease) in shares outstanding                 4,157       15,408


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1997


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1988.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value. Financial futures contracts are valued at closing settlement prices.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Affiliated Companies Investments in companies 5% or more of whose outstanding voting securities are held by the fund are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------


Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets or Liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At June 30, 1997, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $168,189,000 and $93,149,000, respectively, for the six months ended June 30, 1997.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,214,034,000, and net unrealized gain aggregated $453,548,000, of which $496,588,000 related to appreciated investments and $43,040,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $893,000 was payable at June 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,225,000 for the six months ended June 30, 1997, of which $222,000 was payable at period-end.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
 .............................

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Science & Technology
Small-Cap Stock**
Small-Cap Value*
Spectrum Growth
Value
International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
 .............................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

 .............................

International/Global

Global Government Bond
Emerging Markets Bond
International Bond

MONEY MARKET FUNDS
 .............................

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 .............................

Balanced
Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 .............................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


 *Closed to new investors.
**Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access/(R)/:
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Small-Cap Value Fund.


Investor Centers:

101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.